UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen H Griffin
Title:                        CFO
Phone:                        212-389-6319
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:           $64,309,589

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BHP BILLITON LTD               ADR              088606108  78.6837     1059 SH       OTHER   LLP                 0     1059        0
ENBRIDGE ENERGY PARTNERS LP    LP               29250R106 1556.865    50384 SH       OTHER   LLP                 0    50384        0
ENBRIDGE ENERGY MANAGEMENT LLC ORD              29250X103 64.45464     1982 SH       OTHER   LLP                 0     1982        0
ISHARES MSCI MEXICO INVESTAB   ORD              464286822 2867.026    46362 SH       OTHER   LLP                 0    46362        0
MARKET VECTORS GAMING ETF      ORD              57060U829 430.2051    11735 SH       OTHER   LLP                 0    11735        0
MOLEX INC                      ORD              608554101 526.9138    19098 SH       OTHER   LLP                 0    19098        0
MOLEX INC                      CLA              608554200 9111.085   397864 SH       OTHER   LLP                 0   397864        0
NEWS CORP INC ADR CLA          ORD              65248E104 2588.801   132048 SH       OTHER   LLP                 0   132048        0
NEWS CORP INC                  ADR              65248E203 15938.62   803358 SH       OTHER   LLP                 0   803358        0
SOUTHERN COPPER CORP           ORD              84265V105 5171.728   157291 SH       OTHER   LLP                 0   157291        0
Vale Sa Ords ADR               ADR              91912E105 16999.65   765750 SH       OTHER   LLP                 0   765750        0
WYNN RESORTS LTD               ORD              983134107 8975.552    67283 SH       OTHER   LLP                 0    67283        0